Risk and sensitivity analysis - Sensitivity analysis to key market risks (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk and sensitivity analysis
Shareholders' equity	$ 16,960	$ 17,088
Insurance operations
Risk and sensitivity analysis
Shareholders' equity	$ 14,407	$ 14,289
Interest rate risk
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Net effect on shareholders' equity, increase in assumption	$ (386)	$ (796)
Net effect on profit after tax, increase in assumption	$ (386)	$ (796)
Reasonably possible decrease in assumption (as a percent)	0.50%	0.50%
Net effect on shareholders' equity, decrease in assumption	$ (122)	$ 137
Net effect on profit after tax, decrease in assumption	$ (122)	$ 137
Floor for movements in interest rates in sensitivity analysis	0.00%	0.00%
Equity/property market
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Net effect on shareholders' equity, increase in assumption	$ 190	$ 372
Net effect on profit after tax, increase in assumption	$ 190	$ 372
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Net effect on shareholders' equity, decrease in assumption	$ (729)	$ (787)
Net effect on profit after tax, decrease in assumption	$ (729)	$ (787)